Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 9. Stock-based Compensation
The Company provided employees the option to purchase common shares consisting of B Ordinary Shares, C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares, D1 Ordinary Shares, and D2 Ordinary Shares (the “Incentive Securities”), with each share having a par value of $0.01, except for the C1 Ordinary Shares, which had a par value of $0.21.
Based on the forfeiture provisions discussed below, although the Incentive Securities are legally issued, the Incentive Securities are not considered outstanding from an accounting perspective.
The Incentive Securities are subject to a repurchase feature, which in most instances is essentially a forfeiture provision. The Company has a call option to any or all of the Incentive Securities and the call option price depends on whether the Incentive Securities holder who leaves the Company is classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities is the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver holds which remains unvested, is the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which Genius Sports’ remuneration committee exercises its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it is not probable that any participants will reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimates that holders of Incentive Securities will forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for Incentive Securities granted in the three months ended March 31, 2021 and 2020.
As the stated vesting provisions for the Incentive Securities are deemed non-substantive
for accounting purposes any payments made by employees to purchase the Incentive Securities are recorded by the Company as deposit liabilities. Should any of the awards vest, the deposit will be reclassified to equity and the requisite cost will be recognized. The balance of deposit liabilities as of March 31, 2021 and December 31, 2020 was $1.4 million and $1.4 million, respectively.
The were no Incentive Securities granted during the three months ended March 31, 2021. The fair value of Incentive Securities granted during the three months ended March 31, 2020 was determined on the grant date using the Black-Scholes model based on the following assumptions:

March 31, 2020
Expected term (years)(1)	4.5
Current stock value	$7.38 - $15.14
Expected volatility(2)	30%
Risk-free rate(3)	1.63%
Dividend yield(4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.

(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board of Directors considered numerous objective and subjective factors to determine the fair value of the underlying common shares at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of the common shares; (ii) the rights and preferences of Preference Shares relative to common shares; (iii) the lack of marketability of the common shares; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Incentive Security activity for the three months ended March 31, 2021 is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Non-vested awards at December 31, 2020	833,694	$1.60	$16,243

Granted	—
Forfeited	—
Expired	—

Non-vested awards at March 31, 2021	833,694	$1.60	$16,231

The awards have been treated as early exercised options from an accounting perspective. As of March 31, 2021, the weighted-average remaining contractual life is greater than 10 years in all cases.
As of March 31, 2021, the Company had $16.2 million of unrecognized stock-based compensation expense related to the Incentive Securities. As noted previously, the Company does not expect to recognize any cost related to the Incentive Securities.

Note 15. Stock-based Compensation
Share Options
During the predecessor period, Genius Sports had two share option plans including the Genius Sports Enterprise Management Incentive Plan and the Genius Sports Unapproved Share Plan under which incentive stock options (“Share Options”) may be granted to employees. On January 1, 2018 total outstanding Share Options were 861,116 with a weighted average exercise price in USD of $2.16. Substantially all of Share Options were vested as of January 1, 2018 with an immaterial number of Share Options vesting in the period from January 1, 2018 through September 7, 2018 (Predecessor). During the period from January 1, 2018 through September 7, 2018 (Predecessor), no Share Options were granted, forfeited or expired, and 10,000 Share Options were exercised with a weighted average exercise price of $4.05 in the aggregated amounts of $0.1 million cash received and a total intrinsic value of $0.3 million.

In connection with the Apax Funds Investment, on September 7, 2018, all outstanding Share Options of 851,116 were exercised and settled. The Share Options had a weighted average exercise price of $2.04 with a total intrinsic value of $52.5 million paid to the holders.
No compensation cost for Share Options was recognized in the period from January 1, 2018 through September 7, 2018 (Predecessor) due to amounts involved being immaterial.
Staff Loans
During the predecessor period, Genius Sports issued promissory notes to employees in the aggregated amounts of $2.9 million to purchase 602,861 Predecessor Common Shares in Genius Sports, which includes Ordinary Shares, G Ordinary Shares and F Ordinary Shares (collectively, the “Staff Loans”), with each share having a par value of $0.0001. The promissory notes are collateralized only by the shares purchased and are considered as nonrecourse in nature. Therefore, the nonrecourse notes are accounted for as substantive grants of stock options. In connection with the Apax Funds Investment, these Staff Loans were settled, and the Predecessor Common Shares considered outstanding. No compensation cost for the notes was recognized in the period from January 1, 2018 through September 7, 2018 (Predecessor).
Incentive Securities
The Company provided employees the option to purchase common shares consisting of B Ordinary Shares, C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares, D1 Ordinary Shares, and D2 Ordinary Shares (the “Incentive Securities”), with each share having a par value of $0.01, except for the C1 Ordinary Shares, which had a par value of $0.19.
Based on the forfeiture provisions discussed below, although the Incentive Securities are legally issued, the Incentive Securities are not considered outstanding from an accounting perspective.
The Incentive Securities are subject to a repurchase feature, which in most instances is essentially a forfeiture provision. The Company has a call option to any or all of the Incentive Securities and the call option price depends on whether the Incentive Securities holder who leaves the Company is classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities is the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver holds which remains unvested, is the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which Genius Sports’ remuneration committee exercises its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it is not probable that any participants will reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimates that holders of Incentive Securities will forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for Incentive Securities granted in the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor).
As the stated vesting provisions for the Incentive Securities are deemed non-substantive
for accounting purposes any payments made by employees to purchase the Incentive Securities are recorded by the Company as deposit liabilities. Should any of the awards vest, the deposit will be reclassified to equity and the requisite cost will be recognized. The balance of deposit liabilities as of December 31, 2020 and December 31, 2019 (Successor) was $1.4 million and $1.3 million, respectively.

The fair value of Incentive Securities was determined on the grant date using the Black-Scholes model based on the following assumptions:

	Successor
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term (years)(1)	4.5	4.5	4.5
Current stock value	$7.41 - $15.19	$7.35 - $15.06	$7.37 - $26.58
Expected volatility(2)	30%	30%	30%
Risk-free rate(3)	0.3% - 1.63%	1.7% - 2.48%	2.80%
Dividend yield(4)	0%	0%	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board of Directors considered numerous objective and subjective factors to determine the fair value of the underlying common shares at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of the common shares; (ii) the rights and preferences of Preference Shares relative to common shares; (iii) the lack of marketability of the common shares; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Incentive Security activity for the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of September 7, 2018 (Successor)	—	$—	$—

Granted	709,783	$1.66
Forfeited	—
Expired	—

Outstanding as of December 31, 2018 (Successor)	709,783	$1.66	$14,857

Granted	52,581	$1.27
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2019 (Successor)	761,394	$1.63	$15,411

Granted	73,270	$1.28
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2020 (Successor)	833,694	$1.60	$16,243

The awards have been treated as early exercised options from an accounting perspective. As of December 31, 2020 (Successor), the weighted-average remaining contractual life is greater than 10 years in all cases.
The weighted-average grant date fair value of the Incentive Securities granted during the year ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) was $13.37, $12.95 and $22.59 per share, respectively.
As of December 31, 2020 (Successor), the Company had $16.2 million of unrecognized stock-based compensation expense related to the Incentive Securities. As noted previously, the Company does not expect to recognize any cost related to the Incentive Securities.